Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Inventories [line items]
Inventories expenses recognised as during period	€ 204.2	€ 170.7	€ 497.5	€ 401.9
Cost of Sales
Disclosure Of Inventories [line items]
Inventory write-down	€ 8.3	€ 3.3	€ 13.0	€ 12.1